SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts reclassified from AOCI	$ 0	$ (27)	$ 13
AOCI
Balance as of January 1, 2017	(203)
Other comprehensive income before reclassifications	1,756
Amounts reclassified from AOCI	(1,597)
Other comprehensive income (loss)	159
Balance as of December 31, 2017	(44)	(203)
Unrealized gains (losses) on Available-For-Sale Marketable Securities | AOCI
Balance as of January 1, 2017	(61)
Other comprehensive income before reclassifications	17
Amounts reclassified from AOCI	0
Other comprehensive income (loss)	17
Balance as of December 31, 2017	(44)	(61)
Unrealized gains (losses) on cash flow hedges | AOCI
Balance as of January 1, 2017	(142)
Other comprehensive income before reclassifications	1,739
Amounts reclassified from AOCI	(1,597)
Other comprehensive income (loss)	142
Balance as of December 31, 2017	$ 0	$ (142)